Offerings - Offering: 1	Jan. 12, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Debt
Security Class Title	% Notes due 2031
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 75,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,357.50
Offering Note	(a) Estimated solely for the purposes of calculating the registration fee per Rule 457(a). (b) Includes Notes that may be issued pursuant to the underwriter's over-allotment option.